Premises and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015 Buildings	Mar. 31, 2014	Mar. 31, 2013
Property Plant And Equipment [Abstract]
Rental expenses related to occupancy of leased premises	$ 568	$ 602	$ 538
Number of bank leases building spaces	6
Non-cancellable lease agreements. expiration date	Sep. 30, 2025